Other Investments (Tables)	6 Months Ended
Jun. 30, 2024
Texts Block [Abstract]
Summary of Other investments

	June 30, 2024	December 31, 2023*
(in $ millions)	$	$
Non-current investments
Time deposits	761	681
Debt investments – at FVTPL	173	247
Debt investments – at FVOCI	87	19
Equity investments – at FVTPL	188	241
	1,209	1,188
Current investments
Time deposits	1,653	1,137
Debt investments – at FVOCI	89	26
Debt investments – at FVTPL	210	361
Debt Investments – at amortized cost	217	381
	2,169	1,905
	3,378	3,093

* For the purpose of comparability, current debt investments - at amortized cost and FVTOCI previously presented within current time deposits have been presented as separate captions.